INVESTMENT AND LONG TERM LOANS TO AFFILIATE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Investment in Affiliate

	December 31,
	2012	2011

Invested in equity	$3,830	$3,830
Accumulated foreign currency translation differences	(153)	(96)
Accumulated net loss	(3,430)	(3,468)

Total investment in affiliate	$247	$266